Loan Receivable from Third Parties (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivable from Third Parties [Abstract]
Schedule of Loan Receivable From Third Parties
	As of December 31, 2025	As of December 31, 2024
Loan receivable from third parties, current	17,653,965	-
Loan receivable from third parties, non-current	-	443,787
Total	$17,653,965	$443,787

Schedule of the Following Table Summarizes the Loan Balance

The following table summarizes the loan balance as of December 31, 2025:

Borrower	Principal (USD)	Interest Rate	Maturity Date	Status
Shenzhen Yifangda Technology Co.	100,100.00	-%	February 10, 2026	Current, fully repaid on maturity date
Guixi Yihang Enterprise Services Co., Ltd.	421,993.00	-%	November 30, 2026-December 31, 2026	Current
Dongguan Tiankuo Labor Dispatch Co.	135,850.00	-%	December 25, 2026	Current
Xinyi International Group., Ltd.	8,496,022.00	-%	December 16, 2026	Current
Hesheng International Group., Ltd.	8,500,000.00	-%	December 16, 2026	Current